Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 16 – SUBSEQUENT EVENTS

The Company evaluated all material events through the date the financials were ready for issuance.

On July 10, 2019, an addendum to the $400,000 Promissory Note dated May 20, 2019 increased the borrowing by $100,000. On August 8, 2019, a second addendum to the note extended the due date to June 30, 2020. All other terms remain unchanged.

On July 11, 2019, the Company notified GNC that the exclusivity provision of its purchasing agreement with GNC will not automatically renew on October 16, 2019; however, the other provisions of its purchasing agreement with GNC shall remain in effect.

On July 19, 2019, the Company entered into a Senior Convertible Note, with a lender that is also a current stockholder that beneficially owns more than 5% of the Company’s common stock, for $815,217 with an original issue discount of $65,219 and gross proceeds to the Company of $750,000. This note accrues interest payable monthly at the rate of 8% per annum and matures on June 30, 2020. This note and accrued interest may convert into shares of common stock at $0.12 per share any time at the holder’s option or automatically upon a qualified financing of at least $5 million. This note also contains a detachable warrant to purchase 1,500,000 shares of common stock at $0.12 per share.

On August 12, 2019, an addendum to the $75,000 Promissory Note dated June 26, 2019 extended the due date to December 31, 2019. All other terms remain unchanged.

On August 14, 2019, the Company filed a registration statement on Form S-1 for a proposed $15 million public offering of common stock and warrants. Such offering is contingent upon the Company obtaining stockholder and board of director approval to effect a reverse stock split and increase of its authorized number of shares of common stock in amounts to be specified in the registration statement, which actions would be effective upon such registration statement being declared effective under the Securities Act of 1933, as amended.

NOTE 15 – SUBSEQUENT EVENTS

The Company evaluated all material events through the date the financials were ready for issuance and noted the following non-recognized events for disclosure.

On January 11, 2019, the Company entered into a $1,000,000 revolving inventory financing facility with a lender. Use of proceeds from this facility is limited to the purchase of inventory, including raw materials, intermediates, and finished goods, unless otherwise waived by the lender. This facility accrues interest at the rate of 12% per annum, is unsecured, and matures in three years from origination. This facility also requires monthly interest payments. As of March 27, 2019, the aggregate unpaid principal amount under this facility was $1,000,000.

On February 7, 2019, the Company registered 167,730,236 shares of its common stock, par value $0.001 per share, held by the registering stockholders, consisting of (i) 69,115,849 shares of its issued and outstanding common stock, and (ii) 98,614,387 shares of its common stock that may be issued upon the exercise of outstanding warrants.

On February 22, 2019, the Company sold securities in a self-directed offering in the aggregate amount of $20,000 at $0.30 per unit. Each unit consisted of 2 shares of restricted common stock (133,332 shares) and a five-year warrant to purchase 1 share of restricted common stock (66,666 warrant shares) at $0.20 per share.